Organization and Operations (Details) $ / shares in Units, $ in Thousands							116 Months Ended
	Jul. 13, 2023 $ / shares	Jul. 07, 2023	Apr. 06, 2023 $ / shares	Mar. 30, 2023	Oct. 26, 2021	May 12, 2014 item	Dec. 31, 2023 item director	Jul. 03, 2023 USD ($)
Organization and Operations
Number of LNG carriers acquired on IPO						3
Aggregate purchase price per common unit in cash | $ / shares	$ 8.65		$ 8.65
Special distribution per common unit in cash, included in aggregate purchase price | $ / shares			$ 3.28
Percentage of ownership by certain unitholders subject to cutback		4.90%
Right to receive cash for each common unit | $ / shares	$ 5.37
Number Of Directors | director							3
Percentage of ownership in each entity acquired							100.00%
Number of entities acquired							15
Number of vessels owned							11
Number of vessels under lease-back							3
Bridge Facility Agreement
Organization and Operations
Aggregate principal amount | $								$ 50,000
GAS-three Ltd.
Organization and Operations
Lease-back bareboat charter period in years					5 years
GAS-five Ltd.
Organization and Operations
Lease-back bareboat charter period in years				5 years